(ICON)
Prudential
Intermediate
Global
Income
Fund, Inc.

SEMI
ANNUAL
REPORT

June 30, 1999
(LOGO)

A Message from the Fund's President                      August 20, 1999
(PHOTO)
Dear Shareholder,
Prudential Intermediate Global Income Fund posted a negative return for the six-month period that ended on June 30, 1999, as did its benchmark, the Lipper Global Income Fund Average. The Fund was hurt primarily by its still-considerable exposure to U.S. Treasuries. These government securities and bonds of certain other major debt markets sold off in the first half of the year amid concern about the potential for higher inflation. Since rising inflation erodes the value of bonds' fixed interest payments, investors demanded higher yields on most longer-term debt securities. As a result, prices of these debt securities--which move in the opposite direction of their yields--fell significantly. By contrast, emerging market bonds rallied after Brazil apparently weathered its financial crisis far better than expected.

In the following report, Portfolio Managers Gabriel Irwin and Simon Wells take a closer look at bond market events that took place during the six-month reporting period and explain how they have positioned Prudential Intermediate Global Income Fund accordingly.

Diversification is key

While the bond market was experiencing some turbulence, the stock market was reaching new highs as a broader group of stocks started to benefit from encouraging global economic news. This disparity not only highlights the value of professional portfolio management, it illustrates why investors should have a well-diversified asset allocation strategy. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented equity funds, international and domestic bond funds, and money market funds could help you weather inevitable market turbulence and achieve more consistent returns over time. Your Prudential professional can help you conduct this review and make sure your investment strategies are on course.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
President and Chief Investment Officer
Prudential Intermediate Global Income Fund, Inc.

Portfolio Managers' Report
(PHOTOS)
Gabriel Irwin and Simon Wells
Fund Managers

Investment Goals and Style
Your Fund seeks to maximize total return made up of current income and capital appreciation. The Fund invests primarily in intermediate-term, investment-grade debt securities issued throughout the world. The Fund may also invest up to 10% of total net assets in bonds rated below investment grade with a minimum rating of "B" by Standard & Poor's or Moody's, or of comparable quality in our view. Lower-rated securities carry a greater risk of loss of principal and interest than higher-rated securities. There are special risks associated with foreign investing, including social, political and currency risks, as well as potential illiquidity. There can be no assurance the Fund's investment objective will be achieved.

Market Review
We increased exposure to emerging market bonds
The first half of 1999 began on a somber note for emerging market bonds. In January, the Brazilian government devalued the nation's currency--the real-- amid doubts about its ability to solve Brazil's longstanding fiscal difficulties. But the Brazilian government acted quickly to regain investor confidence by cutting spending, raising taxes and taking other measures. Encouraged by these moves, investor demand increased for Brazilian debt securities and other emerging market bonds. In addition, investor sentiment toward emerging market bonds of Southeast Asian countries improved as economic stability returned to that region. As a whole, emerging market bonds performed better than debt securities in other fixed-income markets during the six months, based on Lehman Brothers indexes.

The Fund's exposure to below-investment-grade emerging market bonds rose from 4.6% of its total investments as of December 31, 1998 to 9.67% as of June 30, 1999. We selectively purchased a mixture of shorter- and longer-term government bonds of Jordan, Venezuela, Bulgaria, and Malaysia--all of which were denominated in U.S. dollars. Emerging market bonds offer high yields because they are often rated below investment grade and carry greater credit risk than the government bonds of developed western economies. For these reasons, we limit the Fund's exposure to these lower-quality bonds.

We trimmed U.S. Treasuries and Australian bonds
The money used to purchase emerging market bonds came from selling some of the Fund's longer-term, dollar-bloc bonds, which is a group that includes U.S. Treasuries and the government bonds of Australia, Canada, and New Zealand. In this case, we primarily sold Treasuries and Australian government bonds,

Proposed Reorganization
The Board of Directors of Prudential Intermediate Global Income Fund, Inc. has approved a proposal to merge the Fund into Prudential Global Total Return Fund, Inc., which is also managed by Gabriel Irwin and Simon Wells. The proposal must be approved by shareholders. If approved, a tax-free reorganization is expected to occur in October 1999.

which caused dollar-bloc bonds to fall from 50.4% of the Fund's total investments as of December 31, 1998 to 47.5% by the end of June 1999. Selling these bonds helped to lower the Fund's duration (a measure of its sensitivity to changes in the level of interest rates) from 5.8 years to 4.2 years. A shorter duration made the Fund less sensitive to the rise in the yields of dollar-bloc bonds and the decline in their prices. However, our still-considerable exposure to these bonds--especially Treasuries--was a key reason the Fund posted negative returns for the first half of the year.

In fact, dollar-bloc bonds and most major European government bond markets provided negative returns for the six months, according to Lehman Brothers indexes. They sold off amid concern that the powerful U.S. economic expansion, a pickup in world economic growth, and rising commodity prices would spark higher inflation. Investors dislike mounting inflationary pressures because it erodes the value of their bonds' fixed interest payments. Because bond yields typically reflect the anticipated rate of inflation, investors began to push yields higher in many bond markets (and their prices lower), particularly in the Treasury market.

Performance at a Glance

Cumulative Total Returns1                                 As of 6/30/99
                            Six        One      Five      Ten          Since
                           Months      Year     Years    Years       Inception2
Class A                      -3.35%      1.09%    48.80%     103.33%    120.81%
Class B                      -3.67       0.57     44.35        N/A       62.04
Class C                      -3.67       0.57      N/A         N/A       43.81
Class Z                      -3.23       1.30      N/A         N/A       16.12
Lipper Global Inc. Fund
Avg.3                        -3.35      -0.05     36.02      102.23       ***

Average Annual Total Returns1                             As of 6/30/99
                                       One      Five      Ten          Since
                                       Year     Years    Years       Inception2
Class A                                  -1.94%    7.62%    7.03%        7.11%
Class B                                  -2.43     7.62      N/A         6.69
Class C                                  -1.44      N/A      N/A         7.46
Class Z                                   1.30      N/A      N/A         5.51

Distributions and Yields                       As of 6/30/99

                          Total Distributions             30-Day
                           Paid for Six Mos.             SEC Yield
Class A                       $0.24                          4.90%
Class B                       $0.22                          5.05%
Class C                       $0.22                          5.00%
Class Z                       $0.24                          5.31%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper, Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 3% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 3%, 2%, 1%, and 1% for four years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately five years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception dates: Class A, 5/26/88; Class B, 1/15/92; Class C, 8/1/94; and Class Z, 9/16/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the Global Income Fund category.

*** Lipper Since Inception returns are 109.78% for Class A, 51.39% for Class
B, 35.25% for Class C, and 11.89% for Class Z, based on all funds in each share class.
-------------------------------------------------------------------------------
                                    1

Review Cont'd.

Fed stepped in to slow U.S. economic growth
This trend continued amid growing expectations that the Federal Reserve would increase the Federal funds rate--or the rate U.S. banks charge each other for overnight loans--to keep the U.S. economy from overheating. In mid-May, Federal Reserve policy makers announced they were considering raising the key rate because of the potential for higher inflation. Finally on June 30, 1999, the Federal Reserve increased the Federal funds rate by a quarter of a percentage point to 5.00%.

Besides dollar-bloc bonds, we also sold long-term German government bonds to shorten the Fund's duration. As for currencies, we substantially reduced the Fund's euro exposure. When the euro debuted on January 1, 1999, the new single-European currency was widely expected to gain in value. As it turned out, the euro weakened by approximately 12% against the U.S. dollar in its first six months, largely reflecting the superior strength of the U.S. economy compared with that of continental Europe. Even though we cut the Fund's euro exposure over the six-month period, its remaining exposure to the currency still detracted from the Fund's performance.

Five Largest Issuers
Expressed as a percentage of net assets as of 6/30/99

German Government Bonds         18.8%
U.S. Treasury Obligations       18.1
Danish Government Bonds          3.8
Swedish Government Bonds         3.5
Polish Treasury Bills            2.8

Geographic/Currency Concentration
Expressed as a percentage of total investments as of 6/30/99

United States                   37%
Euro                            23
Germany                          5
United Kingdom                   4
Australia                        4
Other                           21
Cash Equivalents                 6

Looking Ahead
Our emerging market bond outlook remains positive--
in the medium term
Emerging market bonds offer yields that, on average, are notably higher than in recent years. Although these bonds carry considerable risks, we believe investors with prudent exposure to eastern European and Asian emerging bond markets will continue to be rewarded. As for the euro, its substantial decline will likely have a stimulating effect on the
European economy because the weaker currency has made prices of European exports very competitive. Should signs of economic recovery continue to emerge in Europe, the euro's outlook will probably improve.
-------------------------------------------------------------------------------
                                    2

Portfolio of Investments                 PRUDENTIAL INTERMEDIATE GLOBAL
as of June 30, 1999 (Unaudited)          INCOME FUND, INC.
------------------------------------------------------------

Principal                                         US$
Amount                                            Value
(000)                     Description             (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--87.7%
------------------------------------------------------------
Australia--3.8%
A$      2,370   Commonwealth of Australia,
                   10.00%, 10/15/02               $  1,771,682
        4,370   New South Wales Treasury
                   Corporation,
                   6.50%, 5/1/06                     2,901,382
                                                  ------------
                                                     4,673,064
------------------------------------------------------------
Canada--3.4%
C$      1,750   British Columbia Provincial
                   Bond,
                   6.00%, 6/9/08                     1,192,839
          500   Canadian Government Bond,
                   9.00%, 12/1/04                      392,526
        3,800   Province of Quebec,
                   6.50%, 10/1/07                    2,655,030
                                                  ------------
                                                     4,240,395
------------------------------------------------------------
Denmark--3.8%
                Danish Government Bonds,
DKr    17,000   7.00%, 12/15/04                      2,659,666
       12,060   8.00%, 3/15/06                       1,998,861
                                                  ------------
                                                     4,658,527
------------------------------------------------------------
Euro--22.8%
 EURO   3,560   French Government Bonds,
                   4.00%, 4/25/09                    3,499,606
                German Government Bonds,
          850   4.50%, 5/17/02                         901,847
        7,250   3.75%, 8/26/03                       7,478,865
        2,360   7.375%, 1/3/05                       2,825,628
        4,675   3.75%, 1/4/09                        4,550,313
        6,391   6.25%, 1/4/24                        7,384,842
        1,210   Italian Government Bonds,
                   6.50%, 11/1/27                    1,403,753
                                                  ------------
                                                    28,044,854
Germany--4.6%
 DM     4,000   Republic of Colombia,
                   7.25%, 12/21/00                $  2,161,469
        4,000   Tokyo Gas Co. Ltd.,
                   7.00%, 7/27/05                    2,418,057
        2,000   United Mexican States,
                   8.125%, 9/10/04                   1,146,729
                                                  ------------
                                                     5,726,255
------------------------------------------------------------
Greece--2.4%
                Hellenic Republic,
 GRD  545,000   11.90%, 12/31/03                     1,798,474
      306,500   8.60%, 3/26/08                       1,120,082
                                                  ------------
                                                     2,918,556
------------------------------------------------------------
Hungary--0.9%
                Hungarian Government Bonds,
HUF   250,000   15.00%, 7/24/01                      1,048,757
------------------------------------------------------------
New Zealand--3.6%
NZ$     5,400   Federal National Mortgage
                   Association,
                   7.25%, 6/20/02                    2,931,474
        2,700   International Bank of
                   Reconstruction Development,
                   7.25%, 5/27/03                    1,470,403
                                                  ------------
                                                     4,401,877
------------------------------------------------------------
Russia--0.1%
                European Bank of Reconstruction
                   Development,
RUB     6,800   Zero Coupon, 5/28/02                    70,089

--------------------------------------------------------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments                 PRUDENTIAL INTERMEDIATE GLOBAL
as of June 30, 1999 (Unaudited)          INCOME FUND, INC.
------------------------------------------------------------

Principal                                         US$
Amount                                            Value
(000)                     Description             (Note 1)
------------------------------------------------------------
Sweden--3.4%
                Swedish Government Bond,
SEK    10,300   5.00%, 1/15/04                    $  1,237,410
       24,000   6.00%, 2/9/05                        3,011,254
                                                  ------------
                                                     4,248,664
------------------------------------------------------------
United Kingdom--4.0%
BP      2,255   United Kingdom Treasury Strip,
                   9.50%, 10/25/04                   4,208,275
          400   Powergen PLC,
                   8.875%, 3/26/03                     675,926
                                                  ------------
                                                     4,884,201
------------------------------------------------------------
United States--34.9%
Corporate Bonds--2.3%
US$     1,000   General Motors Acceptance
                   Corp.,
                   5.75%, 11/10/03                     967,540
        1,300   Household Finance Corp.,
                   6.40%, 6/17/08                    1,235,299
          750   Petroliam Nasional Berhad
                   (Malaysia),
                   7.125%, 10/18/06                    684,000
                                                  ------------
                                                     2,886,839
                                                  ------------
------------------------------------------------------------
Sovereign Bonds--13.4%
          600   Kingdom Of Jordan,
                   5.50%, 12/23/23                     360,000
        1,500   Ministry of Finance, (Russia),
                   10.00%, 6/26/07                     739,687
        1,400   Province of Ontario, (Canada),
                   6.00%, 2/21/06                    1,350,300
                Republic of Argentina,
          698   5.9375%, 3/31/05, FRB                  593,782
        2,500   11.00%, 10/9/06                      2,311,250
 US$      492   Republic of Brazil,
                   6.0625%, 1/1/01, FRN           $    470,500
        1,000   Republic of Bulgaria,
                   2.50%, 7/28/12, FRB                 595,000
        2,300   Republic of Colombia,
                   7.25%, 2/23/04                    1,911,300
        1,328   Republic of Croatia,
                   5.8125%, 7/31/06, FRN             1,115,240
          500   Republic of Lithuania,
                   7.125%, 7/22/02                     471,250
          500   Republic of Malaysia,
                   8.75%, 6/1/09                       504,700
        1,000   Republic of Panama,
                   7.875%, 2/13/02                     972,500
        1,100   Republic of Peru,
                   4.50%, 3/7/17                       675,180
                Republic of Venezuela,
        1,012   6.3125%, 12/18/07, FRN                 772,889
          800   13.625%, 8/15/18                       716,000
        1,345   Russian Federation,
                   11.00%, 7/24/18                     665,775
          750   Sultan of Oman,
                   7.125%, 3/20/02                     738,750
          500   Trinidad & Tobago Republic,
                   9.75%, 11/3/00                      502,749
        1,000   United Mexican States,
                   9.75%, 2/6/01                     1,041,500
                                                  ------------
                                                    16,508,352
------------------------------------------------------------
Supranational Bonds--1.1%
        1,350   Corporacion Andina de Fomento,
                   7.375%, 7/21/00                   1,340,604

--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments                 PRUDENTIAL INTERMEDIATE GLOBAL
as of June 30, 1999 (Unaudited)          INCOME FUND, INC.
------------------------------------------------------------

Principal                                         US$
Amount                                            Value
(000)                     Description             (Note 1)
------------------------------------------------------------
U.S. Government Securities--18.1%
                United States Treasury Bonds,
US$     3,500   6.125%, 9/30/00                   $  3,530,065
        6,000   5.75%, 8/15/03                       6,003,720
        3,100   7.875%, 11/15/04                     3,390,625
        1,700   6.25%, 2/15/07                       1,732,147
        1,450   6.625%, 2/15/27                      1,531,330
                United States Treasury Notes,
        5,110   5.00%, 4/30/01                       5,066,872
        1,000   5.875%, 11/15/05                     1,000,000
                                                  ------------
                                                    22,254,759
                                                  ------------
                                                    42,990,554
                                                  ------------
                Total long-term investments
                   (cost US$113,693,242)           107,905,793
                                                  ------------
------------------------------------------------------------
SHORT-TERM INVESTMENTS--11.1%
Hungary--1.1%
                Hungarian Government Bonds,
HUF   200,000   16.50%, 7/24/99                        827,715
      130,000   16.00%, 4/12/00                        542,854
                                                  ------------
                                                     1,370,569
------------------------------------------------------------
Poland--2.8%
                Polish Treasury Bills,(a)
PLZ     2,500   12.78%, 9/15/99                        620,367
        2,210   12.92%, 10/20/99                       541,822
        1,750   13.04%, 10/27/99                       427,887
        3,970   12.99%, 11/10/99                       966,223
        3,700   13.15%, 12/24/99                       886,542
                                                  ------------
                                                     3,442,841
------------------------------------------------------------
Russia--0.1%
                European Bank of Reconstruction
                   Development,
RUB     4,100   31.00%, 5/5/00                         135,230
United States--7.1%
Sovereign Bonds--1.2%
 US$      350   Banco Ganadero S.A.,
                   (Colombia),
                   9.75%, 8/26/99                 $    352,082
        1,100   Financiera Energetica Nacional,
                   (Colombia),
                   9.00%, 8/11/99                    1,086,250
                                                  ------------
                                                     1,438,332
------------------------------------------------------------
Repurchase Agreement--5.9%
        7,261   Joint Repurchase Agreement
                   Account,
                4.78%, 7/1/99, (Note 5)              7,261,000
                                                  ------------
                                                     8,699,332
                                                  ------------
                Total short-term Investments
                   (cost US$14,331,458)             13,647,972
                                                  ------------
------------------------------------------------------------
Total Investments--98.8%
                (cost $128,024,700; Note 4)        121,553,765
                Other assets in excess of
                   liabilities--1.2%                 1,511,001
                                                  ------------
                Net Assets--100%                  $123,064,766
                                                  ------------
                                                  ------------

---------------
Portfolio securities are classified according to the securities currency denomination.
(a) Percentages quoted represent yield-to-maturity as of purchase date.
FRN--Floating Rate Note.
FRB--Floating Rate Bond.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

                                                 PRUDENTIAL INTERMEDIATE GLOBAL
Statement of Assets and Liabilities (Unaudited)  INCOME FUND, INC.
--------------------------------------------------------------------------------

Assets                                                                                                           June 30, 1999
Investments, at value (cost $128,024,700)...................................................................      $121,553,765
Foreign currency, at value (cost $1,630)....................................................................             1,624
Cash........................................................................................................            19,500
Receivable for investments sold.............................................................................         4,165,643
Interest receivable.........................................................................................         2,551,893
Forward currency contracts - net amount receivable from counterparties......................................           354,390
Receivable for Fund shares sold.............................................................................            23,422
Other assets................................................................................................             1,944
                                                                                                                  -------------
   Total assets.............................................................................................       128,672,181
                                                                                                                  -------------
Liabilities
Payable for investments purchased...........................................................................         4,641,571
Accrued expenses............................................................................................           378,200
Payable for Fund shares reacquired..........................................................................           251,986
Dividends payable...........................................................................................           197,305
Management fee payable......................................................................................            76,591
Forward currency contracts - net amount payable to counterparties...........................................            52,359
Withholding tax payable.....................................................................................             6,094
Distribution fee payable....................................................................................             3,309
                                                                                                                  -------------
   Total liabilities........................................................................................         5,607,415
                                                                                                                  -------------
Net Assets..................................................................................................      $123,064,766
                                                                                                                  -------------
                                                                                                                  -------------
Net assets were comprised of:
   Common stock, at par.....................................................................................      $     16,222
   Paid-in capital in excess of par.........................................................................       176,497,921
                                                                                                                  -------------
                                                                                                                   176,514,143
   Distributions in excess of net investment income.........................................................          (718,365)
   Accumulated net realized loss on investments.............................................................       (46,559,983)
   Net unrealized depreciation on investments and foreign currencies........................................        (6,171,029)
                                                                                                                  -------------
Net assets, June 30, 1999...................................................................................      $123,064,766
                                                                                                                  -------------
                                                                                                                  -------------
Class A:
   Net asset value and redemption price per share
      ($106,580,079 / 14,049,080 shares of common stock issued and outstanding).............................              $7.59
                                                                                                                  -------------
                                                                                                                  -------------
Class B:
   Net asset value and redemption price per share
      ($4,520,699 / 595,560 shares of common stock issued and outstanding)..................................             $7.59
                                                                                                                  -------------
                                                                                                                  -------------
Class C:
   Net asset value and redemption price per share
      ($394,271 / 51,939 shares of common stock issued and outstanding).....................................             $7.59
                                                                                                                  -------------
                                                                                                                  -------------
Class Z:
   Net asset value and redemption price per share
      ($11,569,717 / 1,525,131 shares of common stock issued and outstanding)...............................             $7.59
                                                                                                                  -------------
                                                                                                                  -------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL INTERMEDIATE GLOBAL
INCOME FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                  Six Months
                                                     Ended
Net Investment Income                            June 30, 1999
Income
   Interest and discount earned (net of
      foreign withholding taxes of $10,168)...   $  4,844,882
                                                 -------------
Expenses
   Management fee.............................        483,920
   Distribution fee--Class A..................        147,321
   Distribution fee--Class B..................         17,720
   Distribution fee--Class C..................          1,140
   Transfer agent's fees and expenses.........        167,000
   Custodian's fees and expenses..............        104,000
   Reports to shareholders....................         40,000
   Registration fees..........................         30,000
   Legal fees and expenses....................         27,000
   Audit fee..................................         21,000
   Directors' fees and expenses...............         11,000
   Insurance..................................          1,000
   Miscellaneous..............................          3,374
                                                 -------------
      Total expenses..........................      1,054,475
                                                 -------------
Net investment income.........................      3,790,407
                                                 -------------
Net Realized and Unrealized Gain
(Loss) on Investments and Foreign
Currency Transactions
Net realized gain (loss) on:
   Investment transactions....................      1,430,875
   Foreign currency transactions..............     (1,335,464)
                                                 -------------
                                                       95,411
                                                 -------------
Net change in unrealized appreciation (depreciation) of:
   Investments................................     (8,295,306)
   Foreign currencies.........................         89,507
                                                 -------------
                                                   (8,205,799)
                                                 -------------
Net loss on investments and foreign
   currencies.................................     (8,110,388)
                                                 -------------
Net Decrease in Net Assets
Resulting from Operations.....................   $ (4,319,981)
                                                 -------------
                                                 -------------

PRUDENTIAL INTERMEDIATE GLOBAL
INCOME FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                   Six Months
                                     Ended          Year Ended
Increase (Decrease)                 June 30,       December 31,
in Net Assets                         1999             1998
Operations
   Net investment income........  $  3,790,407    $    8,644,314
   Net realized gain (loss) on
      investment and foreign
      currency transactions.....        95,411          (399,177)
   Net change in unrealized
      appreciation/depreciation
      of investments and foreign
      currencies................    (8,205,799)        3,866,718
                                  ------------    --------------
   Net increase (decrease) in
      net assets resulting from
      operations ...............    (4,319,981)       12,111,855
                                  ------------    --------------
Dividends and distributions
   (Note 1):
   Dividends from net investment
      income
      Class A...................    (3,462,084)       (8,245,704)
      Class B...................      (146,301)         (449,178)
      Class C...................        (9,750)          (14,329)
      Class Z...................      (172,272)         (219,705)
                                  ------------    --------------
                                    (3,790,407)       (8,928,916)
                                  ------------    --------------
   Distributions in excess of
      net investment income
      Class A...................      (226,832)               --
      Class B...................        (9,806)               --
      Class C...................          (653)               --
      Class Z...................        (8,311)               --
                                  ------------    --------------
                                      (245,602)               --
                                  ------------    --------------
Fund share transactions (net of
   share conversions) (Note 6)
   Net proceeds from shares
      sold......................    13,283,905         8,175,064
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............     1,756,115         3,801,592
   Cost of shares reacquired....   (20,327,968)      (27,862,529)
                                  ------------    --------------
   Net decrease in net assets
      from Fund share
      transactions..............    (5,287,948)      (15,885,873)
                                  ------------    --------------
Total decrease..................   (13,643,938)      (12,702,934)
Net Assets
Beginning of period.............   136,708,704       149,411,638
                                  ------------    --------------
End of period...................  $123,064,766    $  136,708,704
                                  ------------    --------------
                                  ------------    --------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

                                                 PRUDENTIAL INTERMEDIATE GLOBAL
Notes to Financial Statements (Unaudited)        INCOME FUND, INC.
--------------------------------------------------------------------------------
Prudential Intermediate Global Income Fund, Inc., (the 'Fund') was organized in Maryland as a closed-end, nondiversified management investment company and commenced investment operations on May 26, 1988. On October 4, 1991 the Fund concluded operations as a closed-end investment company and effective October 7, 1991, commenced operations as an open-end, nondiversified investment company.

The Fund's investment objective is to maximize total return, the components of which are current income and capital appreciation, by investing in a portfolio consisting primarily of U.S. and foreign government securities. The Fund will also engage in certain hedging strategies to meet its investment objective. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: In valuing the Fund's assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency rate. Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by an independent pricing service or by principal market makers. Forward currency exchange contracts are valued at the current cost of covering or offsetting the contract on the day of valuation. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the period. Accordingly, such realized foreign currency gains and losses are included in the reported net realized gains/losses on investment transactions.

Net realized losses on foreign currency transactions represent net foreign exchange gains and losses from sales and maturities of short-term securities and forward currency contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets (excluding investments) and liabilities at period-end exchange rates are reflected as a component of net unrealized depreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its
--------------------------------------------------------------------------------
                                       8

                                                 PRUDENTIAL INTERMEDIATE GLOBAL
Notes to Financial Statements (Unaudited)        INCOME FUND, INC.
--------------------------------------------------------------------------------
foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Security Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized gains and losses from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes discounts on purchases of debt securities as adjustments to income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Dividends and Distributions: The Fund declares dividends of net investment income daily and pays such dividends monthly and makes distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

Reclassification of Capital Accounts: The Fund accounts for and reports distributions to shareholders in accordance with AICPA Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this Statement of Position was to decrease both undistributed net investment income and accumulated net realized losses by $1,335,464. This was primarily the result of net foreign currency losses for the six months ended June 30, 1999. Net investment income, net realized gains and net assets were not affected by this change.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'): PIC, through an agreement with PRICOA Asset Management Ltd. ('PRICOA'), furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC (which in turn pays PRICOA), the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly at an annual rate of .75 of 1% of the Fund's average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to a plan of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees were accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .75 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Effective May 26, 1999, such expenses for the Fund were .25 of 1%,
 .25 of 1% and .25 of 1% of the average daily net assets of the Class A, B and C shares, respectively. Prior to May 26, 1999, such expenses under the Plans were
 .25 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Fund that they have received approximately $10,400 and $200 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended June 30, 1999. From these fees, PIMS paid such sales charges to Pruco Securities Corporation, an affiliated broker-dealer, which in turn paid commissions to salespersons and incurred other distribution costs.
--------------------------------------------------------------------------------
                                       9

                                                 PRUDENTIAL INTERMEDIATE GLOBAL
Notes to Financial Statements (Unaudited)        INCOME FUND, INC.
--------------------------------------------------------------------------------
PIMS has advised the Fund that for the six months ended June 30, 1999, they received approximately $9,400 in contingent deferred sales charges imposed upon certain redemptions by Class B shareholders.

PIFM, PIC, PIMS and PRICOA are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.

As of March 11, 1999, the Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. The Funds pay a commitment fee at an annual rate of .065 of 1% on the unused portion of the credit facility, which is accrued and paid quarterly on a pro rata basis by the Funds. The SCA expires on March 9, 2000. Prior to March 11, 1999, the Funds had a credit agreement with a maximum commitment of $200,000,000. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to either agreement during the six months ended June 30, 1999. The purpose of the agreements are to serve as an alternative source of funding for capital share redemptions.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent and during the six months ended June 30, 1999, the Fund incurred fees of approximately $152,000 for the services of PMFS. As of June 30, 1999, fees of approximately $29,900 were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments for the six months ended June 30, 1999, aggregated $60,452,721 and $70,074,660, respectively.

At June 30, 1999, the Fund had outstanding forward currency contracts to buy and sell foreign currencies as follows:

                                   Value at
       Foreign Currency         Settlement Date     Current      Appreciation
      Purchase Contracts          Receivable         Value      (Depreciation)
------------------------------  ---------------   -----------   ---------------
Australian Dollar,
 expiring 7/15/99.............    $ 1,284,657     $ 1,289,797      $   5,140
Canadian Dollar,
 expiring 7/8/99..............      3,399,008       3,388,573        (10,435)
Euro,
 expiring 7/13/99.............      1,560,500       1,547,836        (12,664)
Pound Sterling,
 expiring 8/4/99..............      1,154,475       1,146,621         (7,854)
Swedish Krona,
 expiring 7/9/99..............      3,775,304       3,823,624         48,320
                                ---------------   -----------        -------
                                  $11,173,944     $11,196,451      $  22,507
                                ---------------   -----------        -------
                                ---------------   -----------        -------

                                   Value at
       Foreign Currency         Settlement Date     Current      Appreciation
        Sale Contracts              Payable          Value      (Depreciation)
------------------------------  ---------------   -----------   ---------------
Australian Dollar,
 expiring 7/15/99.............    $ 1,800,751     $ 1,799,734      $   1,017
Canadian Dollar,
 expiring 7/8/99..............      4,718,427       4,688,966         29,461
Swiss Franc,
 expiring 7/9/99..............      8,703,334       8,578,265        125,069
Euro,
 expiring 7/13/99 - 7/23/99...     14,237,655      14,153,309         84,346
Japanese Yen,
 expiring 7/26/99.............      1,557,415       1,550,008          7,407
New Zealand Dollar,
 expiring 7/19/99.............      4,576,582       4,544,230         32,352
Pound Sterling,
 expiring 8/4/99..............        984,706         963,428         21,278
Swedish Krona,
 expiring 7/9/99..............      1,260,827       1,282,233        (21,406)
                                ---------------   -----------        -------
                                  $37,839,697     $37,560,173      $ 279,524
                                ---------------   -----------        -------
                                ---------------   -----------        -------

The cost basis of investments for federal income tax purposes, including short-term investments, at June 30, 1999 was $128,101,328 and, accordingly, as of June 30, 1999 net unrealized depreciation for federal income tax purposes was $6,547,563 (gross unrealized appreciation--$599,447 gross unrealized depreciation--$7,147,010).

For federal income tax purposes, the Fund has a capital loss carryforward as of December 31, 1998, of approximately $46,655,300 of which $14,010,600 expires in 1999, $14,010,600 expires in 2000 and $18,634,100 expires in 2002. The Fund is electing to treat net currency losses of approximately $207,000 incurred in the two-month period ended
--------------------------------------------------------------------------------
                                       10

                                                 PRUDENTIAL INTERMEDIATE GLOBAL
Notes to Financial Statements (Unaudited)        INCOME FUND, INC.
--------------------------------------------------------------------------------
December 31, 1998 as having been incurred in the next year. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of the aggregate of such amounts.
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of June 30, 1999, the Fund has a 0.9% undivided interest in the joint account. The undivided interest for the Fund represents $7,261,000 in the principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

Deutsche Bank Securities Inc., 4.75%, in the principal amount of $150,000,000, repurchase price $150,019,792, due 7/1/99. The value of the collateral including accrued interest was $153,000,548.

Goldman Sachs & Co., 4.85%, in the principal amount of $200,000,000, repurchase price $200,026,944, due 7/1/99. The value of the collateral including accrued interest was $204,001,378.

Morgan Stanley Dean Witter, 4.70%, in the principal amount of $178,944,000, repurchase price $178,967,362, due 7/1/99. The value of the collateral including accrued interest was $182,666,733.

Morgan Stanley Dean Witter, 4.72%, in the principal amount of $50,000,000, repurchase price $50,006,556, due 7/1/99. The value of the collateral including accrued interest was $51,021,154.

Warburg Dillon Read LLC, 4.81%, in the principal amount of $200,000,000, repurchase price $200,026,722, due 7/1/99. The value of the collateral including accrued interest was $204,001,326.
------------------------------------------------------------
Note 6. Capital

Prior to May 27, 1999, the Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. There are 2 billion authorized shares of $.001 par value common stock divided equally into Class A, B, C and Z shares.

Transactions in shares of common stock were as follows:

Class A                               Shares        Amount
----------------------------------  ----------   ------------
Six months ended June 30, 1999:
Shares sold.......................    396,342    $ 3,111,328
Shares issued in reinvestment of
  dividends and distributions.....    189,687      1,484,440
Shares reacquired.................  (2,269,529)  (17,572,418)
                                    ----------   ------------
Net decrease in shares outstanding
  before conversion...............  (1,683,500)  (12,976,650)
Shares issued upon conversion from
  Class B.........................    135,655      1,050,960
                                    ----------   ------------
Net decrease in shares
  outstanding.....................  (1,547,845)  $(11,925,690)
                                    ----------   ------------
                                    ----------   ------------
Year ended December 31, 1998:
Shares sold.......................    449,484    $ 3,607,243
Shares issued in reinvestment of
  dividends and distributions.....    409,532      3,282,668
Shares reacquired.................  (2,955,367)  (23,662,310)
                                    ----------   ------------
Net decrease in shares outstanding
  before conversion...............  (2,096,351)  (16,772,399)
Shares issued upon conversion from
  Class B.........................    277,954      2,245,059
                                    ----------   ------------
Net decrease in shares
  outstanding.....................  (1,818,397)  $(14,527,340)
                                    ----------   ------------
                                    ----------   ------------
Class B
----------------------------------
Six months ended June 30, 1999:
Shares sold.......................    156,891    $ 1,232,560
Shares issued in reinvestment of
  dividends and distributions.....     13,548        106,076
Shares reacquired.................   (174,365)    (1,360,936)
                                    ----------   ------------
Net decrease in shares outstanding
  before conversion...............     (3,926)       (22,300)
Shares reacquired upon conversion
  into
  Class A.........................   (135,480)    (1,050,960)
                                    ----------   ------------
Net decrease in shares
  outstanding.....................   (139,406)   $(1,073,260)
                                    ----------   ------------
                                    ----------   ------------
Year ended December 31, 1998:
Shares sold.......................    193,771    $ 1,556,311
Shares issued in reinvestment of
  dividends and distributions.....     36,859        295,629
Shares reacquired.................   (341,422)    (2,738,243)
                                    ----------   ------------
Net decrease in shares outstanding
  before conversion...............   (110,792)      (886,303)
Shares reacquired upon conversion
  into
  Class A.........................   (277,683)    (2,245,059)
                                    ----------   ------------
Net decrease in shares
  outstanding.....................   (388,475)   $(3,131,362)
                                    ----------   ------------
                                    ----------   ------------

--------------------------------------------------------------------------------
                                       11

                                                 PRUDENTIAL INTERMEDIATE GLOBAL
Notes to Financial Statements (Unaudited)        INCOME FUND, INC.
--------------------------------------------------------------------------------

Class C                               Shares        Amount
----------------------------------  ----------   ------------
Six months ended June 30, 1999:
Shares sold.......................     14,560    $   114,447
Shares issued in reinvestment of
  dividends and distributions.....      1,088          8,513
Shares reacquired.................     (2,785)       (22,058)
                                    ----------   ------------
Net increase in shares
  outstanding.....................     12,863    $   100,902
                                    ----------   ------------
                                    ----------   ------------
Year ended December 31, 1998:
Shares sold.......................     25,390    $   203,275
Shares issued in reinvestment of
  dividends and distributions.....      1,548         12,421
Shares reacquired.................    (12,925)      (103,859)
                                    ----------   ------------
Net increase in shares
  outstanding.....................     14,013    $   111,837
                                    ----------   ------------
                                    ----------   ------------
Class Z
----------------------------------
Six months ended June 30, 1999:
Shares sold.......................  1,154,406    $ 8,825,570
Shares issued in reinvestment of
  dividends and distributions.....     20,133        157,086
Shares reacquired.................   (174,882)    (1,372,556)
                                    ----------   ------------
Net increase in shares
  outstanding.....................    999,657    $ 7,610,100
                                    ----------   ------------
                                    ----------   ------------
Year ended December 31, 1998:
Shares sold.......................    350,457    $ 2,808,235
Shares issued in reinvestment of
  dividends and distributions.....     26,304        210,874
Shares reacquired.................   (169,535)    (1,358,117)
                                    ----------   ------------
Net increase in shares
  outstanding.....................    207,226    $ 1,660,992
                                    ----------   ------------
                                    ----------   ------------

------------------------------------------------------------
Note 7. Proposed Merger

On May 26, 1999, the Board of Directors approved an Agreement and Plan of Reorganization and Liquidation of the Intermediate Fund which provides for the transfer of substantially all of the assets and liabilities of the Fund to Prudential Global Total Return Fund, Inc. Class A, B, C and Z shares of the Fund will be exchanged at net asset value for Class A, B, C and Z shares of equivalent value of Prudential Global Total Return Fund, Inc. The Fund will then cease operations.
--------------------------------------------------------------------------------
                                       12

                                                 PRUDENTIAL INTERMEDIATE GLOBAL
Financial Highlights (Unaudited)                 INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                             Class A
                                                                  --------------------------------------------------------------
                                                                  Six Months
                                                                    Ended                    Year Ended December 31,
                                                                   June 30,      -----------------------------------------------
                                                                   1999(b)       1998(b)      1997(b)        1996       1995(b)
                                                                  ----------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...........................    $   8.09      $   7.91     $   8.34     $   8.30     $   7.32
                                                                  ----------     --------     --------     --------     --------
Income from investment operations
Net investment income..........................................         .23           .49          .54          .56          .52
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions...............................        (.49)          .19         (.18)         .33         1.20
                                                                  ----------     --------     --------     --------     --------
   Total from investment operations............................        (.26)          .68          .36          .89         1.72
                                                                  ----------     --------     --------     --------     --------
Less distributions
Dividends from net investment income...........................        (.23)         (.50)        (.54)        (.56)        (.52)
Distributions in excess of net investment income...............        (.01)           --         (.25)        (.29)        (.22)
Distributions from capital gains...............................          --            --           --           --           --
Tax return of capital distributions............................          --            --           --           --           --
                                                                  ----------     --------     --------     --------     --------
   Total distributions.........................................        (.24)         (.50)        (.79)        (.85)        (.74)
                                                                  ----------     --------     --------     --------     --------
Net asset value, end of period.................................    $   7.59      $   8.09     $   7.91     $   8.34     $   8.30
                                                                  ----------     --------     --------     --------     --------
                                                                  ----------     --------     --------     --------     --------
TOTAL RETURN(a):...............................................       (3.35)%        8.91%        4.42%       11.13%       24.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)................................    $106,580      $126,191     $137,799     $165,829     $181,985
Average net assets (000).......................................    $118,834      $130,686     $153,168     $169,219     $200,759
Ratios to average net assets:
   Expenses, including distribution fees.......................        1.63%(c)      1.51%        1.41%        1.40%        1.40%
   Expenses, excluding distribution fees.......................        1.38%(c)      1.36%        1.26%        1.25%        1.25%
   Net investment income.......................................        5.88%(c)      6.11%        6.62%        6.55%        6.09%
For Class A, B, C and Z shares:
   Portfolio turnover rate.....................................          50%           35%          40%          45%         220%

                                                                   1994
                                                                 --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...........................  $   8.43
                                                                 --------
Income from investment operations
Net investment income..........................................       .50
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions...............................     (1.09)
                                                                 --------
   Total from investment operations............................      (.59)
                                                                 --------
Less distributions
Dividends from net investment income...........................      (.29)
Distributions in excess of net investment income...............        --
Distributions from capital gains...............................      (.01)
Tax return of capital distributions............................      (.22)
                                                                 --------
   Total distributions.........................................      (.52)
                                                                 --------
Net asset value, end of period.................................  $   7.32
                                                                 --------
                                                                 --------
TOTAL RETURN(a):...............................................     (7.02)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)................................  $207,153
Average net assets (000).......................................  $262,882
Ratios to average net assets:
   Expenses, including distribution fees.......................      1.46%
   Expenses, excluding distribution fees.......................      1.31%
   Net investment income.......................................      6.04%
For Class A, B, C and Z shares:
   Portfolio turnover rate.....................................       554%

---------------
(a) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Calculated based upon average shares outstanding during the period.
(c) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     13

                                                 PRUDENTIAL INTERMEDIATE GLOBAL
Financial Highlights (Unaudited)                 INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                            Class B
                                                                  ------------------------------------------------------------
                                                                  Six Months
                                                                    Ended                   Year Ended December 31,
                                                                   June 30,      ---------------------------------------------
                                                                   1999(b)        1998(b)      1997(b)      1996       1995(b)
                                                                  ----------     ---------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...........................     $ 8.10       $    7.92     $  8.34     $  8.31     $  7.33
                                                                     -----       ---------     -------     -------     -------
Income from investment operations
Net investment income..........................................        .21             .44         .50         .53         .47
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions...............................       (.50)            .19        (.18)        .30        1.20
                                                                     -----       ---------     -------     -------     -------
   Total from investment operations............................       (.29)            .63         .32         .83        1.67
                                                                     -----       ---------     -------     -------     -------
Less distributions
Dividends from net investment income...........................       (.21)           (.45)       (.50)       (.53)       (.47)
Distributions in excess of net investment income...............       (.01)             --        (.24)       (.27)       (.22)
Distributions from capital gains...............................         --              --          --          --          --
Tax return of capital distributions............................         --              --          --          --          --
                                                                     -----       ---------     -------     -------     -------
   Total distributions.........................................       (.22)           (.45)       (.74)       (.80)       (.69)
                                                                     -----       ---------     -------     -------     -------
Net asset value, end of period.................................     $ 7.59       $    8.10     $  7.92     $  8.34     $  8.31
                                                                     -----       ---------     -------     -------     -------
                                                                     -----       ---------     -------     -------     -------
TOTAL RETURN(a):...............................................      (3.67)%          8.39%       3.80%      10.36%      23.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)................................     $4,521       $   5,950     $ 8,896     $12,987     $17,317
Average net assets (000).......................................     $5,398       $   7,872     $11,377     $15,491     $19,336
Ratios to average net assets:
   Expenses, including distribution fees.......................       2.03%(c)        2.11%       2.01%       2.00%       2.00%
   Expenses, excluding distribution fees.......................       1.38%(c)        1.36%       1.26%       1.25%       1.25%
   Net investment income.......................................       5.47%(c)        5.51%       6.04%       5.94%       5.49%

                                                                  1994
                                                                 -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...........................  $  8.44
                                                                 -------
Income from investment operations
Net investment income..........................................      .45
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions...............................    (1.09)
                                                                 -------
   Total from investment operations............................     (.64)
                                                                 -------
Less distributions
Dividends from net investment income...........................     (.26)
Distributions in excess of net investment income...............       --
Distributions from capital gains...............................     (.01)
Tax return of capital distributions............................     (.20)
                                                                 -------
   Total distributions.........................................     (.47)
                                                                 -------
Net asset value, end of period.................................  $  7.33
                                                                 -------
                                                                 -------
TOTAL RETURN(a):...............................................    (7.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)................................  $22,906
Average net assets (000).......................................  $31,835
Ratios to average net assets:
   Expenses, including distribution fees.......................     2.07%
   Expenses, excluding distribution fees.......................     1.31%
   Net investment income.......................................     5.44%

---------------
(a) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Calculated based upon average shares outstanding during the period.
(c) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     14

                                                 PRUDENTIAL INTERMEDIATE GLOBAL
Financial Highlights (Unaudited)                 INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                           Class C
                                                                  ---------------------------------------------------------
                                                                  Six Months
                                                                    Ended                 Year Ended December 31,
                                                                   June 30,      ------------------------------------------
                                                                   1999(b)       1998(b)     1997(b)      1996      1995(b)
                                                                  ----------     -------     -------     ------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...........................     $ 8.10       $ 7.92      $ 8.34      $ 8.31     $ 7.33
                                                                     -----       -------     -------     ------     -------
Income from investment operations
Net investment income..........................................        .21          .44         .50         .53        .47
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions...............................       (.50)         .19        (.18)        .30       1.20
                                                                     -----       -------     -------     ------     -------
   Total from investment operations............................       (.29)         .63         .32         .83       1.67
                                                                     -----       -------     -------     ------     -------
Less distributions
Dividends from net investment income...........................       (.21)        (.45)       (.50)       (.53)      (.47)
Distributions in excess of net investment income...............       (.01)          --        (.24)       (.27)      (.22)
Tax return of capital distributions............................         --           --          --          --         --
                                                                     -----       -------     -------     ------     -------
   Total distributions.........................................       (.22)        (.45)       (.74)       (.80)      (.69)
                                                                     -----       -------     -------     ------     -------
Net asset value, end of period.................................     $ 7.59       $ 8.10      $ 7.92      $ 8.34     $ 8.31
                                                                     -----       -------     -------     ------     -------
                                                                     -----       -------     -------     ------     -------
TOTAL RETURN(a):...............................................      (3.67)%       8.39%       3.80%      10.36%     23.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)................................     $  394       $  316      $  198      $  190     $   13
Average net assets (000).......................................     $  356       $  251      $  213      $  110     $   11
Ratios to average net assets:
   Expenses, including distribution fees.......................       2.03%(c)     2.11%       2.01%       2.00%      2.00%
   Expenses, excluding distribution fees.......................       1.38%(c)     1.36%       1.26%       1.25%      1.25%
   Net investment income.......................................       5.52%(c)     5.51%       6.25%       6.02%      5.49%

                                                                  August 1,
                                                                   1994(e)
                                                                   Through
                                                                 December 31,
                                                                     1994
                                                                 ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...........................     $ 7.69
                                                                     -----
Income from investment operations
Net investment income..........................................        .14
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions...............................       (.32)
                                                                     -----
   Total from investment operations............................       (.18)
                                                                     -----
Less distributions
Dividends from net investment income...........................       (.10)
Distributions in excess of net investment income...............         --
Tax return of capital distributions............................       (.08)
                                                                     -----
   Total distributions.........................................       (.18)
                                                                     -----
Net asset value, end of period.................................     $ 7.33
                                                                     -----
                                                                     -----
TOTAL RETURN(a):...............................................      (2.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)................................     $  193(d)
Average net assets (000).......................................     $  197(d)
Ratios to average net assets:
   Expenses, including distribution fees.......................       1.05%(c)
   Expenses, excluding distribution fees.......................        .30%(c)
   Net investment income.......................................       3.30%(c)

---------------
(a) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Calculated based upon average shares outstanding during the period.
(c) Annualized.
(d) Figures are actual and not rounded to the nearest thousand.
(e) Commencement of offering of Class C shares.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     15

                                                 PRUDENTIAL INTERMEDIATE GLOBAL
Financial Highlights (Unaudited)                 INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                        Class Z
                                                                  ----------------------------------------------------
                                                                                                         September 16,
                                                                  Six Months     Year Ended December        1996(d)
                                                                    Ended                31,                Through
                                                                   June 30,      -------------------     December 31,
                                                                   1999(b)       1998(b)     1997(b)         1996
                                                                  ----------     -------     -------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...........................    $   8.09      $ 7.91      $ 8.34         $  8.39
                                                                  ----------     -------     -------          -----
Income from investment operations
Net investment income..........................................         .23         .50         .55             .32
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions...............................        (.49)        .19        (.18)            .12
                                                                  ----------     -------     -------          -----
   Total from investment operations............................        (.26)        .69         .37             .44
                                                                  ----------     -------     -------          -----
Less distributions
Dividends from net investment income...........................        (.23)       (.51)       (.55)           (.32)
Distributions in excess of net investment income...............        (.01)         --        (.25)           (.17)
                                                                  ----------     -------     -------          -----
   Total distributions.........................................        (.24)       (.51)       (.80)           (.49)
                                                                  ----------     -------     -------          -----
Net asset value, end of period.................................    $   7.59      $ 8.09      $ 7.91         $  8.34
                                                                  ----------     -------     -------          -----
                                                                  ----------     -------     -------          -----
TOTAL RETURN(a):...............................................       (3.23)%      9.07%       4.57%           5.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)................................    $ 11,570      $4,251      $2,518         $   341
Average net assets (000).......................................    $  5,526      $3,403      $1,668         $   142
Ratios to average net assets:
   Expenses, including distribution fees.......................        1.38%(c)    1.36%       1.26%           1.11%(c)
   Expenses, excluding distribution fees.......................        1.38%(c)    1.36%       1.26%           1.11%(c)
   Net investment income.......................................        6.29%(c)    6.26%       6.76%           6.94%(c)

---------------
(a) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Calculated based upon average shares outstanding during the period.
(c) Annualized.
(d) Commencement of offering of Class Z shares.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     16

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
John R. Strangfeld
Louis A. Weil, III
Clay T. Whitehead

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

PRICOA Asset Management, Ltd.
115 Houndsditch
London EC3A 7BU

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 1999, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74435G203   MF155E2
74435G302
74435G401
74435G500